SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
17.	SHARE-BASED COMPENSATION

2006 Share Incentive Plan
Melco adopted a share incentive plan in 2006 (“2006 Share Incentive Plan”), as amended, for grants of share options and nonvested shares of Melco’s ordinary shares to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award was 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2006 Share Incentive Plan was 100,000,000 over 10 years. On December 7, 2011, the Company adopted a new share incentive plan (“2011 Share Incentive Plan”) as described below and no further awards may be granted under the 2006 Share Incentive Plan on or after such date as all subsequent awards will be issued under the 2011 Share Incentive Plan.
Share Options
A summary of the share options activity under the 2006 Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2019	2,289,468	$1.64
Exercised	(138,036)	0.32

Outstanding as of December 31, 2019	2,151,432	$1.72	1.21	$13,631

Fully vested and exercisable as of December 31, 2019	2,151,432	$1.72	1.21	$13,631

The following information is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2019	2018	2017
Proceeds from the exercise of share options	$44	$1,195	$2,192

Intrinsic value of share options exercised	$920	$37,239	$18,004

As of December 31, 2019, there were no unrecognized compensation costs related to share options under the 2006 Share Incentive Plan.
2011 Share Incentive Plan
Melco adopted the 2011 Share Incentive Plan, effective on December 7, 2011, which has

b
een subsequently amended and restated, for grants of various share-based awards, including but not limited to, options to purchase Melco’s ordinary shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award is 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2011 Share Incentive Plan is 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. As of December 31, 2019, there were 59,055,920 ordinary shares available for grants of various share-based awards under the 2011 Share Incentive Plan.
Share Options
During the years ended December 31, 2019, 2018 and 2017, the exercise prices for share options granted under the 2011 Share Incentive Plan were determined at the market closing prices of Melco’s ADS trading on the NASDAQ Global Select Market on the dates of grant. These share options became exercisable over vesting periods of two to three years. The share options granted expire 10 years from the date of grant.
The Company uses the Black-Scholes valuation model to determine the estimated fair value for each share option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of Melco’s ADS trading on the NASDAQ Global Select Market. Expected term is based upon the vesting term or the historical expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.
The fair values of share options granted under the 2011 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions as follows:

	Year Ended December 31,
	2019	2018	2017
Expected dividend yield	2.75%	2.04%	2.00%
Expected stock price volatility	41.81%	40.17%	47.94%
Risk-free interest rate	2.34%	2.62%	2.09%
Expected term (years)	5.6	5.56	6.1

A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2019	17,034,960	$6.72
Granted	4,320,498	8.14
Exercised	(528,219)	5.30
Forfeited or expired	(1,050,261)	7.70

Outstanding as of December 31, 2019	19,776,978	$7.01	7.20	$27,896

Fully vested and expected to vest as of December 31, 2019	19,776,978	$7.01	7.20	$27,896

Exercisable as of December 31, 2019	6,577,455	$5.15	5.07	$19,127

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2019	2018	2017
Weighted average grant date fair value	$2.59	$3.09	$2.45

Proceeds from the exercise of share options	$2,798	$3,823	$2,195

Intrinsic value of share options exercised	$1,201	$3,744	$1,246

As of December 31, 2019, there were $14,792 unrecognized compensation costs related to share options under the 2011 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.7 years.
Restricted Shares
During the years ended December 31, 2019, 2018 and 2017, the grant date fair values for restricted shares granted under the 2011 Share Incentive Plan, with vesting periods of generally
two to three years, were determined with reference to the market closing prices of Melco’s ADS trading on the NASDAQ Global Select Market on the dates of grant.
A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	5,239,074	$7.30
Granted	3,681,477	8.14
Vested	(1,438,533)	6.13
Forfeited	(376,842)	7.82

Unvested as of December 31, 2019	7,105,176	$7.94

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2019	2018	2017
Weighted average grant date fair value	$8.14	$9.50	$6.30

Grant date fair value of restricted shares vested	$8,825	$13,952	$9,236

As of December 31, 2019, there were $28,851 unrecognized compensation costs related to restricted shares under the 2011 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.94 years.
MRP Share Incentive Plan
MRP adopted a share incentive plan (the “MRP Share Incentive Plan”), effective on June 24, 2013, which has been subsequently amended and restated, for grants of various share-based awards, including but not limited to, options to purchase MRP common shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of MRP and its subsidiaries, and the Company and its affiliates. The maximum term of an award is 10 years from the date of grant. The maximum aggregate number of common shares to be available for all awards under the MRP Share Incentive Plan is 442,630,330 shares and with up to 5% of the issued capital stock of MRP from time to time over 10 years. As of December 31, 2019, there were 152,459,026 MRP common shares available for grants of various share-based awards under the MRP Share Incentive Plan.
On May 22, 2019, MRP offered to all eligible participants of the MRP Share Incentive Plan the option to retire all outstanding equity awards, including the unvested share options, vested but unexercised share options and unvested restricted shares (collectively, the “MRP Outstanding Awards”) by the payment of cash to the eligible participants (the “MRP SIP Retirement Arrangements”) in light of the delisting of the MRP as disclosed in Note 26
.

T
he
 acquiescence of such MRP SIP Retirement Arrangements was obtained from the Philippine S ecurities and
 Exchange Commission
 on May 17, 2019. As a result of all eligible participants elect ing
to participate in the MRP SIP Retirement Arrangements, all the MRP Outstanding Awards, including a total of 15,971,173 outstanding share options (including both unvested and vested but unexercised share options) and 29,068,424 outstanding restricted shares under the MRP Share Incentive Plan, were irrevocably cancelled and extinguished pursuant to the MRP SIP Retirement Arrangements on May 31, 2019 (the “MRP SIP Modification”).
Under the MRP SIP Retirement Arrangements, MRP will pay the eligible participants a fixed amount in cash (“MRP Settlement Amount”) according to the original vesting schedules of the outstanding share options and restricted shares, subject to other terms and conditions. The MRP Settlement Amount of the outstanding restricted shares is PHP7.25
(equivalent to $0.14)
per share, based on the offer price of the Tender Offer (as described in Note 26) in 2018 and the MRP Settlement Amount of the
outstanding
share options
which was
determined using the Black-Scholes valuation model
. The
weighted average fair value of the share options at the modification date was
PHP4.23
(
e
quivalent to $0.08
)
per option.
MRP uses the Black-Scholes valuation model to determine the estimated fair value for each outstanding share option under the MRP SIP Retirement Arrangements at the modification date, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid. Expected volatility is based on the historical volatility of MRP’s common shares trading on the Philippine Stock Exchange, Inc. (“PSE”) and the historical volatility of a peer group of publicly traded companies. Expected terms are based upon the expected exercise behavior of the outstanding options. The risk-free interest rate used for each period presented is based on the Philippine government bond yield for the period equal to the expected term.
The fair values of the outstanding share options under the MRP SIP Retirement Arrangements at modification date were estimated using the following weighted average assumptions as follows:

Expected dividend yield	—
Expected stock price volatility	45.00%
Risk-free interest rate	5.81%
Expected term (years)	5.7

As a result of the MRP SIP Modification, on May 31, 2019, the Company recognized a liability of $4,064 with a corresponding reduction in additional paid-in
capital of $4,619 and non-controlling interests of $84. All the MRP Outstanding Awards were modified from equity-settled to cash-settled, with other terms unchanged. Since the fair values of the modified awards and the original awards were the same on the modification date, no incremental share-based compensation expenses resulted. At each balance sheet date until the liability is settled, the liability is accrued for the MRP Outstanding Awards as they
become
vested at the MRP Settlement Amount, with a corresponding share-based com pensa
tion expense recognized in the accompanying consolidated statements of operations.
As at December 31, 2019, the accrued liability associated with the cash-settled share options and restricted shares was $1,217. No fair value gain or loss on remeasurement of the liability associated with the cash-settled share options and restricted shares was recognized for the year ended December 31, 2019.
Share Options
There were no share options granted under the MRP Share Incentive Plan during the year ended December 31, 2019. During the years ended December 31, 2018 and 2017, the exercise prices for share options granted under the MRP Share Incentive Plan were determined with reference to the market closing prices of MRP common shares on the dates of grant as defined in the MRP Share Incentive Plan. These share options generally became exercisable over vesting periods of two to three years. The share options granted expire 10 years from the date of grant.
MRP uses the Black-Scholes valuation model to determine the estimated fair value for each share option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of MRP common shares trading on the PSE and a peer group of publicly traded companies. Expected term is based upon the vesting term or the historical expected term of Melco. The risk-free interest rate used for each period presented is based on the Philippine government
bond yield at the time of grant for the period equal to the expected term.
The fair values of share options granted under the MRP Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions as follows:

	Year Ended December 31,
	2018	2017
Expected dividend yield	—	—
Expected stock price volatility	45.00%	45.00%
Risk-free interest rate	5.69%	4.47%
Expected term (years)	5.6	5.9

A summary of the share options activity under the MRP Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Equity-settled
Outstanding as of January 1, 2019	17,035,505	$0.12
Forfeited or expired	(1,064,332)	0.16
Modified to cash-settled	(15,971,173)	0.12

Outstanding as of December 31, 2019	—	$—	—	$—

Fully vested and expected to vest as of December 31, 2019	—	$—	—	$—

Exercisable as of December 31, 2019	—	$—	—	$—

	Number of share Options	Weighted Average Remaining Contractual Term
Cash-settled
Outstanding as of January 1, 2019	—
Modified from equity -settled	15,971,173
Vested	(8,587,765)
Outstanding as of December 31, 2019	7,383,408	7.77

The following information is provided for share options under the MRP Share Incentive Plan:

	Year Ended December 31,
	2019	2018	2017
Weighted average grant date fair value	$—	$0.07	$0.08

Proceeds from the exercise of share options	$—	$—	$173

Intrinsic value of share options exercised	$—	$—	$6

During the year ended December 31, 2019, MRP paid $760 to settle the vested share options that are classified as cash-settled awards under the MRP Share Inventive Plan.
As of December 31, 2019, there were $160 unrecognized compensation costs related to share options under the MRP Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 0.86 years.
Restricted Shares
There were no restricted shares granted under the MRP Share Incentive Plan during the year ended December 31, 2019. During the years ended December 31, 2018 and 2017, the grant date fair values for restricted shares granted under the MRP Share Incentive Plan, with vesting periods of generally
two to three years, were determined with reference to the market closing prices of MRP common shares on the dates of grant as defined in the MRP Share Incentive Plan.
A summary of the restricted shares activity under the MRP Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Equity-settled
Unvested as of January 1, 2019	29,444,660	$0.11
Forfeited	(376,236)	0.11
Modified to cash-settled	(29,068,424)	0.11

Unvested as of December 31, 2019	—	$—

Cash-settled
Unvested as of January 1, 2019	—	$—
Modified from equity -settled	29,068,424	0.11
Vested	(20,816,777)	0.10
Forfeited	(15,961)	0.09

Unvested as of December 31, 2019	8,235,686	$0.16

The following information is provided for restricted shares under the MRP Share Incentive Plan:

	Year Ended December 31,
	2019	2018	2017
Weighted average grant date fair value	$—	$0.14	$0.16

Grant date fair value of restricted shares vested	$2,026	$1,747	$454

During the year ended December 31, 2019, MRP paid $2,948
to settle the vested restricted shares that are classified as cash-settled awards under the MRP Share Incentive Plan.
As of December 31, 2019, there were $603 unrecognized compensation costs related to restricted shares under the MRP Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.07 years.
Melco International Share Incentive Plan
On September 6, 2019, certain share-based awards under Melco International’s share option scheme adopted on May 30, 2012 and share purchase scheme adopted on October 18, 2007 (the “Melco International Share Incentive Plan”) were granted by Melco International to an employee of the Company.
In accordance with the applicable accounting standards, the share-based compensation expenses related to the grant of share-based awards under Melco International Share Incentive Plan to an employee of the Company, to the extent of services received by the Company, are recognized in the accompanying consolidated statements of operations with a corresponding increase in additional
paid-in capital, representing capital contribution from Melco International.
Share Options
During the year ended December 31, 2019, the exercise price for share options granted under the Melco International Share Incentive Plan was determined at the higher of the closing price of Melco International’s ordinary shares trading on the
m
ain
b
oard of The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”) on the date of grant and the average closing prices of Melco International’s ordinary shares trading on the Hong Kong Stock Exchange for the five business days immediately preceding the date of grant. These share options became exercisable over
a
vesting period of 2.8 years. The share options granted expire

10 years from the date of grant.
Melco International uses the Black-Scholes valuation model to determine the estimated fair value for each share option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of Melco International’s ordinary shares trading on the Hong Kong Stock Exchange. Expected term is based upon the vesting term and the expected term adopted by other publicly traded companies. The risk-free interest rate used for each period presented
is based on the Hong Kong Government Bond rate at the time of grant for the period equal to the expected term.
The fair value of share options granted under the Melco International Share Incentive Plan was estimated on the date of grant using the following weighted average assumptions as follows:

Year Ended December 31, 2019
Expected dividend yield	0.40%
Expected stock price volatility	43.33%
Risk-free interest rate	1.17%
Expected term (years)	4.9
A summary of the share options activity under the Melco International Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2019	—	$—
Granted	14,200,000	2.43

Outstanding as of December 31, 2019	14,200,000	$2.43	9.69	$5,360

Fully vested and expected to vest as of December 31, 2019	14,200,000	$2.43	9.69	$5,360

Exercisable as of December 31, 2019	—	$—	—	$—

During the year ended December 31, 2019, the weighted average grant date fair value under the Melco International Share Incentive Plan wa
s $0.90. There were no share options exercised under the Melco International Share Incentive Plan during the year ended December 31, 2019.
As of December 31, 2019, there were $9,113 unrecognized compensation costs related to share options under the Melco International Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 2.50 years.
Restricted Shares
During the year ended December 31, 2019, the grant date fair value for restricted shares granted under the Melco International Share Incentive Plan, with
a
vesting period of 2.8 years,
was
determined with reference to the closing price of Melco International’s ordinary shares trading on the Hong Kong Stock Exchange on the date of grant.
A summary of the restricted shares activity under the Melco International Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	—	$—
Granted	4,879,000	2.43

Unvested as of December 31, 2019	4,879,000	$2.43

There were no restricted share
s
vested under the Melco International Share Incentive Plan during the year ended December 31, 2019.
As of December 31, 2019, there were $8,429 unrecognized
compensation
costs related to restricted shares under the Melco International Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 2.50 years.
The share-based compensation cost for the Company was recognized as follows:

	Year Ended December 31,
	2019	2018	2017
Share-based compensation cost:
2011 Share Incentive Plan	$28,466	$25,284	$16,789
MRP Share Incentive Plan	1,113	(141)	516
Melco International Share Incentive Plan	2,218	—	—

Total share-based compensation expenses recognized in general and administrative expenses	$31,797	$25,143	$17,305